Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense/(benefit):
Bermuda						$ 0	$ 0	$ 0
Foreign						2	6	17
Deferred tax expense/(benefit):
Bermuda						0	0	0
Foreign						(2)	(7)	(61)
Total tax expense/(benefit)	$ 2	$ 2	$ 3	$ 10	$ 11	$ 0	$ (1)	$ (44)
Effective tax rate	0.10%			22.00%		0.00%	0.00%	(5.90%)